Summary of Significant Accounting Policies (Details)						3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($) shares	Mar. 10, 2025 USD ($) $ / shares	Mar. 05, 2025 USD ($) $ / shares	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Segment shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 04, 2025 shares	May 12, 2025 USD ($)	Mar. 31, 2025 USD ($)	Nov. 30, 2024 shares	Nov. 13, 2024 shares	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deferred costs										$ 608,341	$ 610,835
Deferred offering costs										1,219,176	610,835
Employee retention credit				70.00%
Company paid processing fee											5,000
Tax credit receivable											15,333
Processing service fee											5,000
Other receivable						17,408		17,408		34,667	34,667
Federal depository insurance coverage										250,000
Advertising and marketing expenses						182,216	$ 160,270	475,972	$ 160,478	172,989	311,364
Other asset										$ 125	8,639
Fair market value											31,956
Reverse stock split stock balance											71,100
Reverse stock split (in Shares) | shares										27,790
Additional expense value										$ 93,530
Company sold reverse stock split																	$ 29,093
Common Stock total proceeds value																	$ 100,000
Issuance of convertible debt										5,722,511	4,527,228
Other expense								133,331
Short-term loan								399,126	25,000	$ 25,000
Anticipated price per share (in Dollars per share) | $ / shares										$ 125
Additional shares issued of common stock (in Shares) | shares										1,875		3,957,838
Note payable						$ 424		$ 424		$ 32,500	$ 251,056
Common stock shares issued (in Shares) | shares						10,972,588		10,972,588		7,033,330	5,744,929
Cash proceeds			$ 5,900,000		$ 22				100,000	$ 100,000
Percentage of recognized income tax								50.00%		50.00%
Reportable segment (in Segment) | Segment								1
Cash						$ 9,575,000		$ 9,575,000		$ 50,649
Proceeds from initial public offering								6,785,000
Additional offering costs						1,252,780		1,252,780
Paid amount to IPO proceeds								115,000
Subscriptions receivable						713		713
Subscription write off						2,987		2,987
Other income						30,800	0	73,450	0
FDIC insurance amount						250,000		250,000
Exceeded the insurance coverage						9,345,577		9,345,577
Additional stock-based compensation liability													$ 116,669	$ 44,392
Cash paid for the settlement of the stock-based compensation liability								(250,000)
Total liability						1,609,053		1,609,053		9,757,813	6,797,652
Prepaid expense non-current										125
Capitalized implementation costs						389,171	$ 0	389,171	$ 0
Prepaid expense non current										62
Shares payable						221,434		221,434		32,500
Foreign currency totaling								13
Foreign currency gain								437
Selling, general and administrative expenses								95,000
Gross federal net operating loss carry-forwards						14,854,359		14,854,359
Gross state net operating loss carry-forwards						16,514,918		$ 16,514,918		11,337,446	8,133,984
Taxable income percent								80.00%
Valuation allowance						$ 1,044,912		$ 1,044,912
Effective tax rate						0.00%	0.00%	0.00%	0.00%
Convertible into additional shares (in Shares) | shares										1,912,176
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term loan	$ 29,223
Cash proceeds	$ 25,000
Share Based Liability [Member]
Summary of Significant Accounting Policies [Line Items]
Gain (Loss) on Sale of Derivatives								$ 76,671
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares) | shares										6,296,434	5,744,929				937,500	937,500
Cash proceeds										$ 25,000
Total liability						$ 116,669		$ 116,669
Common Stock [Member] | Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible into additional shares (in Shares) | shares								17,517,203
Technology Purchase Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Prepaid expense non-current										63
Technology Purchase Agreements [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares) | shares															312,500	312,500
Stock Options [Member]
Summary of Significant Accounting Policies [Line Items]
Issued shares of stock options (in Shares) | shares								1,950,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs						0		$ 0		$ 1,219,176
Other expense								1,100,000
Maturity date										Feb. 15, 2025
Anticipated price per share (in Dollars per share) | $ / shares			$ 4							$ 4
Note payable										$ 7,500
Common stock shares issued (in Shares) | shares	29,305
Proceeds from initial public offering								1,351,098
Additional costs						3,549,294		$ 3,549,294
Convertible into additional shares (in Shares) | shares								44,250
IPO [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Adjusted for the reverse stock split (in Shares) | shares										6,250
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Other expense								$ 95,800
Anticipated price per share (in Dollars per share) | $ / shares		$ 4
Cash proceeds		$ 885,000
Offering costs								190,980
Paid amount to IPO proceeds								1,061,800
Advertising and Marketing Expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Advertising and marketing expenses										$ 172,989	$ 311,364
Meta [Member]
Summary of Significant Accounting Policies [Line Items]
Stock-based compensation liability						250,000		250,000					$ 72,277
Prepaid expense non-current										62
Software expense						$ 159,091		$ 159,091
Convertible Debt [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of convertible debt										$ 0	179,956
Adjusted for the reverse stock split (in Shares) | shares										2,304
Other expense										$ 6,819
Original issue discount interest due										30.00%
Convertible Debt [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Short-term loan										$ 25,000
Percentage of common stock combined value										30.00%
Original Issue Discount [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Maturity date	Feb. 15, 2025
Common stock shares issued (in Shares) | shares	1,875
Employee Retention Tax Credit [Member]
Summary of Significant Accounting Policies [Line Items]
Employee retention income											$ 50,000
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Reclassification of non current prepaid expenses										$ 389,171
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Reclassification of non current prepaid expenses										$ 312,500
Convertible Series A Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock Split										1 for 2.43615